OPPENHEIMER PENNSYLVANIA MUNICIPAL FUND
             Supplement dated July 24, 1998 to the
  Statement of Additional Information dated November 17, 1997


      The Statement of Additional Information is amended as follows:

The  last  sentence  of  the  fourth  paragraph  under  the  section   captioned
"Investment Policies and Strategies - Municipal Securities and Pennsylvania Municipal Securities - Private Activity Municipal Securities" on page 6 is deleted.








May 15, 1998                                        PX0740.006

             OPPENHEIMER NEW JERSEY MUNICIPAL FUND
             Supplement dated July 24, 1998 to the
  Statement of Additional Information dated November 17, 1997


The Statement of Additional Information is amended as follows:

The  last  sentence  of  the  fourth  paragraph  under  the  section   captioned
"Investment Policies and Strategies - Municipal Securities - Private Activity Municipal Securities" on page 5 is deleted.







May 15, 1998                                        PX0395.004